Ordinary Shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Ordinary shares

10. Ordinary shares

In July 2004, China Risk Finance LLC was formed as a limited liability company in Delaware, USA with issuance of 12,623,530 ordinary shares at nil par value.

In connection with the Group’s Reorganization completed in August 2015, all of China Risk Finance LLC’s ordinary shares and preferred shares were exchanged for equal amounts of ordinary shares and preferred shares of China Rapid Finance Limited with equivalent rights and preferences. The par value for each ordinary share and preferred share of China Rapid Finance Limited is US$0.0001.

Upon the completion of the Initial Public Offering on April 28, 2017, the Group's ordinary shares were divided into Class A ordinary shares and Class B ordinary shares, the authorized share capital of the Company upon IPO consisted of 450,000,000 Class A ordinary shares and 50,000,000 Class B ordinary shares. All outstanding ordinary shares, preferred shares and incentive shares held by Zhengyu (Zane) Wang, Gary Wang and Andrew Mason will be automatically converted into Class B ordinary shares.  All remaining outstanding ordinary shares, preferred shares and incentive shares will be automatically converted into Class A ordinary shares.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share, voting together as one class on all matters subject to a shareholders' vote.

The par value of ordinary shares and preferred shares and related disclosure have been recast to reflect the US$0.0001 par value for all periods presented in the consolidated financial statements. As of December 31, 2017 and 2018, the Company has 64,702,673 shares (including 58,217,067 Class A shares and 6,485,606 Class B shares) outstanding and 65,759,210 shares (including 58,973,604 Class A shares and 6,785,606 Class B shares) outstanding, respectively.